Significant Accounting Policies - Schedule of Number of Potential Common Shares (Details) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of the Number of Potential Common Shares [Line Items]
Total share of anti-dilutive	748,533	2,650,257
Options [Member]
Schedule of the Number of Potential Common Shares [Line Items]
Total share of anti-dilutive	167,021	61,410
Warrants [Member]
Schedule of the Number of Potential Common Shares [Line Items]
Total share of anti-dilutive	581,512	2,588,847